Strategic Funding (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jan. 30, 2023	Dec. 31, 2022	Aug. 08, 2022
Strategic Funding (Details) [Line Items]
Funded amount				$ 4,000
Planned funding		$ 111
Funded equally		2,000
Cost method investments original cost		$ 333
Aggregate amount	$ 888
Transaction cost	158
Repaid amount	559
Finance income	250
Series A Warrants [Member]
Strategic Funding (Details) [Line Items]
Long-term loan	$ 1,144		$ 1,223